Commitments and Contingent Liabilities - (Tables)	12 Months Ended
Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Aggregate minimum commitments under non-cancelable operating leases
Fiscal Year	Amount

2015	$41,750
2016	39,317
2017	41,501
2018	41,938
2019 and thereafter	53,122
Total Minimum Lease Payments	$217,628